                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.

Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT  06830


Form 13F File Number: 028-03697


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Shanna S. Sullivan

Title: Vice President

Phone: (203) 629-1980


Signature, Place, and Date of Signing:


  /s/ Shanna S. Sullivan          Greenwich, CT              April 7, 2009
--------------------------  -------------------------  -------------------------
        (Signature)               (City, State)                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number    Name
    ----------------------  ----------------------------------------------------
    028-01190               Frank Russell Company
    028-05788               IXIS Asset Management Advisors, L.P.

                              Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           47

Form 13F Information Table Value Total:   $4,153,194
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

    No.         Form 13F File number     Name
    ----------  --------------------     ---------------------------------------
    1             028-01190              Frank Russell Company
    2             028-05788              Natixis Asset Management Advisors, L.P.

Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180,
                              Greenwich, CT 06830

                                                                       3/31/2009

            Item 1            Item 2   Item 3    Item 4    Item 5              Item 6           Item 7            Item 8
----------------------------- ------ --------- ---------- ---------- -------------------------- ------ ---------------------------
                                                                        Investment Discretion                Voting Authority
                               Title                                 --------------------------        ---------------------------
                                 of    Cusip   Mkt. Value               Sole      Shared  Other           Sole    Shared    None
        Name of Issuer         Class   Number    x $1000    Shares       (A)       (B)     (C)   Mgrs.     (A)      (B)     (C)
----------------------------- ------ --------- ---------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
Abbott Laboratories           COMMON 002824100     86,519  1,813,810  1,706,848   106,962   0           1,251,848    0     561,962
AES Corporation               COMMON 00130H105     87,899 15,128,858 14,260,369   868,489   0          10,915,669    0   4,213,189
Aetna, Inc.                   COMMON 00817Y108     88,489  3,637,028  3,415,103   221,925   0           2,569,903    0   1,067,125
Aon Corporation               COMMON 037389103    101,794  2,493,733  2,348,039   145,694   0           1,801,139    0     692,594
Atlas Pipeline Partners, L    COMMON 049392103         39     10,000     10,000         0   0              10,000    0           0
Baxter International Inc.     COMMON 071813109     69,973  1,366,119  1,289,535    76,584   0             938,435    0     427,684
Berkshire Hathaway, Inc. Cl A COMMON 084670108    147,217      1,698      1,698         0   0               1,247    0         451
Berkshire Hathaway, Inc. Cl B COMMON 084670207     30,149     10,691      6,879     3,812   0               6,879    0       3,812
Boston Scientific Corporation COMMON 101137107    125,679 15,808,698 14,840,064   968,634   0          11,404,664    0   4,404,034
Cardinal Health Inc.          COMMON 14149Y108     82,825  2,631,026  2,471,762   159,264   0           1,868,162    0     762,864
Chubb Corporation             COMMON 171232101    136,934  3,235,690  3,036,357   199,333   0           2,324,857    0     910,833
Citrix Systems, Inc.          COMMON 177376100     78,856  3,483,037  3,293,305   189,732   0           2,413,005    0   1,070,032
Coca Cola Company             COMMON 191216100    137,119  3,119,897  2,932,279   187,618   0           2,250,079    0     869,818
Comcast Corporation Class A   COMMON 20030N101    133,331  9,774,996  9,228,399   546,597   0           7,019,999    0   2,754,997
Credit Suisse Group           COMMON 225401108    141,717  4,647,969  4,373,232   274,737   0           3,345,832    0   1,302,137
Devon Energy Corporation      COMMON 25179M103    132,158  2,957,212  2,780,748   176,464   0           2,131,748    0     825,464
DIRECTV Group Inc.            COMMON 25459L106        405     17,750     17,750         0   0              17,750    0           0
Dr. Pepper Snapple Group I    COMMON 26138E109     87,612  5,181,102  4,872,252   308,850   0           3,735,552    0   1,445,550
Duke Energy Corporation       COMMON 26441C105     40,734  2,844,571  2,648,017   196,554   0           2,022,717    0     821,854
El Paso Corporation           COMMON 28336L109     61,422  9,827,450  9,278,741   548,709   0           7,120,141    0   2,707,309
Exelon Corporation            COMMON 30161N101    121,353  2,673,556  2,519,996   153,560   0           1,927,896    0     745,660
Frontier Communications Co.   COMMON 35906A108        276     38,500     38,500         0   0              38,500    0           0
Intuit Inc.                   COMMON 461202103    114,070  4,224,798  3,976,109   248,689   0           3,045,709    0   1,179,089
JetBlue Airways Corporation   COMMON 477143101        201     55,000     55,000         0   0              55,000    0           0
Kimberly-Clark Company        COMMON 494368103     84,875  1,840,707  1,724,733   115,974   0           1,311,433    0     529,274
Marathon Oil Corporation      COMMON 565849106    115,759  4,403,167  4,144,392   258,775   0           3,217,792    0   1,185,375
Marsh & McLennan Companies    COMMON 571748102    136,208  6,726,300  6,321,725   404,575   0           4,844,325    0   1,881,975
Merck & Co. Inc.              COMMON 589331107        225      8,400      8,400         0   0               8,400    0           0
Novartis AG  ADR              COMMON 66987V109    119,275  3,152,916  2,960,147   192,769   0           2,243,047    0     909,869
Pfizer Inc.                   COMMON 717081103    142,282 10,446,529  9,814,362   632,167   0           7,531,362    0   2,915,167
Phillip Morris International  COMMON 718172109        254      7,150      7,150         0   0               7,150    0           0
Progressive Corporation       COMMON 743315103    139,387 10,371,024  9,747,502   623,522   0           7,463,502    0   2,907,522
Royal Dutch Shell PLC ADR     COMMON 780259206     73,698  1,663,603  1,577,292    86,311   0           1,206,492    0     457,111
Charles Schwab Corporation    COMMON 808513105     84,676  5,462,955  5,133,374   329,581   0           3,920,774    0   1,542,181
Schlumberger Ltd.             COMMON 806857108     97,870  2,409,413  2,250,190   159,223   0           1,691,090    0     718,323
Southwest Airlines Company    COMMON 844741108     94,092 14,864,416 13,955,543   908,873   0          10,689,443    0   4,174,973
Spectra Energy Corporation    COMMON 847560109    126,070  8,915,811  8,428,498   487,313   0           6,444,198    0   2,471,613
Symantec Corporation          COMMON 871503108    120,713  8,079,840  7,602,607   477,233   0           5,823,407    0   2,256,433
TJX Companies, Inc.           COMMON 872540109        468     18,250     18,250         0   0              18,250    0           0
Texas Instruments Inc.        COMMON 882508104    135,804  8,225,573  7,735,974   489,599   0           5,937,874    0   2,287,699
Time Warner Cable Inc.        COMMON 88732J207     41,549  1,675,346  1,575,746    99,600   0           1,212,523    0     462,823
Time Warner, Inc. New         COMMON 887317303    133,435  6,913,729  6,516,802   396,927   0           4,982,135    0   1,931,594
Unilever NV ADR               COMMON 904784709    107,852  5,502,642  5,167,510   335,132   0           3,947,710    0   1,554,932
Visa,  Inc.                   COMMON 92826C839     72,278  1,299,962  1,217,610    82,352   0             926,810    0     373,152
Wal-Mart Stores, Inc.         COMMON 931142103    113,778  2,183,840  2,055,641   128,199   0           1,575,641    0     608,199
Washington Post Company       COMMON 939640108    116,202    325,404    305,548    19,856   0             230,361    0      95,043
Flextronics International     COMMON Y2573F102     89,678 31,030,455 28,920,291 2,110,164   0          22,491,591    0   8,538,864

   Totals:                      47              4,153,194